SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Foreign currency risk
Cash and cash equivalents	$ 83,496	¥ 853,740		¥ 581,281
A
Concentration of credit risk
Concentration risk (as a percent)	18.80%
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents		¥ 17,810		¥ 336,583
Accounts receivable
Concentration of credit risk
Concentration risk (as a percent)	10.00%	10.00%	10.00%
Product purchases | Suppliers risk | A
Concentration of credit risk
Concentration risk (as a percent)		13.90%	14.10%
Product purchases | Suppliers risk | B
Concentration of credit risk
Concentration risk (as a percent)		12.70%
Accounts payable | Suppliers risk | A
Concentration of credit risk
Concentration risk (as a percent)		18.90%